Taxation - Schedule of Components of the Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation [Abstract]
Current tax expense
Deferred tax expense/(benefit)	49,416	(125,925)	434,320
Total income tax expense/(benefit)	$ 49,416	$ (125,925)	$ 434,320